UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-06563
Investment Company Act File Number

Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert International Equity Fund
Calvert Capital Accumulation Fund
Calvert International Opportunities Fund
Calvert Emerging Markets Equity Fund

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 92.4%
Brazil - 7.0%
BB Seguridade Participacoes SA	357,800	3,094,259
Itau Unibanco Holding SA, PFC Shares	197,276	2,188,383
Klabin SA	762,958	3,737,755
Lojas Renner SA	315,890	2,610,724
Ultrapar Participacoes SA	145,900	3,413,978
		15,045,099

Chile - 1.1%
S.A.C.I. Falabella	279,508	2,296,780

China - 16.7%
Alibaba Group Holding Ltd. (ADR) *	82,150	11,574,935
China Biologic Products, Inc. *	41,885	4,737,193
China Mengniu Dairy Company Ltd.	2,056,000	4,031,291
Shenzhen International Holdings Ltd.	1,710,673	3,135,217
Tencent Holdings Ltd.	345,100	12,380,440
		35,859,076

Hong Kong - 9.8%
AIA Group Ltd.	868,000	6,350,600
Samsonite International SA	1,665,275	6,957,179
Techtronic Industries Co. Ltd.	1,668,000	7,664,451
		20,972,230

Hungary - 2.2%
Richter Gedeon Nyrt	179,010	4,679,936

India - 12.9%
Bharat Forge Ltd.	179,287	3,028,884
HCL Technologies Ltd.	215,708	2,841,013
HDFC Bank Ltd. (ADR)	75,907	6,601,632
Hero MotoCorp. Ltd.	62,139	3,540,220
Motherson Sumi Systems Ltd. *	529,998	3,783,549
Power Grid Corp. of India Ltd.	1,855,576	6,037,801
Tech Mahindra Ltd.	323,835	1,917,574
		27,750,673

Indonesia - 2.4%
Bank Rakyat Indonesia Persero Tbk PT	4,505,600	5,141,043

Mexico - 3.8%
Grupo Financiero Banorte SAB de CV	515,679	3,271,875
Wal-Mart de Mexico SAB de CV	2,106,297	4,883,696
		8,155,571

Peru - 1.7%
Credicorp Ltd.	20,916	3,752,121

Russia - 4.6%
Magnit PJSC	21,199	3,299,476
Mail.Ru Group Ltd. (GDR) *	98,728	2,605,603
Sberbank of Russia PJSC (ADR) (a)	51,268	532,675
Sberbank of Russia PJSC (ADR) (a)	323,363	3,350,733
		9,788,487

South Africa - 6.7%
Foschini Group Ltd. (The)	347,724	3,649,028
Life Healthcare Group Holdings Ltd.	727,070	1,424,281
Naspers Ltd., Class N	27,336	5,383,353
Shoprite Holdings Ltd.	251,977	3,842,248
		14,298,910

South Korea - 5.2%
KB Financial Group, Inc.	127,932	6,459,314
Samsung Fire & Marine Insurance Co. Ltd.	19,608	4,826,496
		11,285,810

Taiwan - 14.8%
Advantech Co. Ltd.	505,983	3,581,985
Chipbond Technology Corp.	2,336,000	3,591,650
Hon Hai Precision Industry Co. Ltd.	1,254,400	4,821,899
Land Mark Optoelectronics Corp.	329,900	3,777,597
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	324,276	11,336,689
Tong Yang Industry Co. Ltd.	2,088,448	3,876,759
Tung Thih Electronic Co. Ltd.	140,000	870,024
		31,856,603

Turkey - 0.5%
Aygaz AS	230,126	1,020,600

United Arab Emirates - 0.9%

Abu Dhabi Commercial Bank PJSC	1,077,726	2,049,142

United Kingdom - 2.1%
NMC Health plc	161,046	4,589,039

Total Common Stocks (Cost $166,534,348)		198,541,120

PARTICIPATORY NOTES - 3.8%
China - 3.8%
Gree Electric Appliances, Inc., (Merrill Lynch International & Co.), 8/31/18 *	34,541	209,740
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 2/16/18 *	181,097	1,099,657
Gree Electric Appliances, Inc., (Morgan Stanley Asia Products Ltd.), 12/14/18 *	399,767	2,427,465
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 1/3/19 *	102,334	487,509
Hangzhou Hikvision Digital Technology Co. Ltd., (Merrill Lynch International & Co.), 4/9/19 *	376,480	1,793,513
Hangzhou Hikvision Digital Technology Co. Ltd., (Morgan Stanley Asia Products Ltd.), 1/18/19 *	431,207	2,054,227
		8,072,111

Total Participatory Notes (Cost $4,577,592)		8,072,111

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.9%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	2,000,000	1,894,340
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	43,000	38,270
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	56,000	52,640

Total High Social Impact Investments (Cost $2,099,000)		1,985,250

TOTAL INVESTMENTS (Cost $173,210,940) - 97.1%		208,598,481
Other assets and liabilities, net - 2.9%		6,272,723
NET ASSETS - 100.0%		214,871,204

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Securities are traded on separate exchanges for the same entity.
(b) Restricted security. Total market value of restricted securities amounts to $1,985,250, which represents 0.9% of the net assets of the Fund as of June 30, 2017.
(c) Affiliated company.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

SECTOR ALLOCATION	% OF TOTAL INVESTMENTS
Information Technology	30.1%
Financials	22.8%
Consumer Discretionary	22.7%
Consumer Staples	7.7%
Health Care	7.4%
Utilities	3.4%
Materials	1.8%
Energy	1.6%
Industrials	1.5%
High Social Impact Investments	1.0%
Total	100.0%

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	56,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$174,250,119
Gross unrealized appreciation	$36,356,524
Gross unrealized depreciation	(2,008,162)
Net unrealized appreciation (depreciation)	$34,348,362
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 1.00%, 5/5/17	$2,000,000	$—	($2,000,000)	$—	$—	$4,111	$—	$—	$35,580
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	2,000,000	—	2,000,000	1,894,340	16,500	—	—	(105,660)
TOTALS					$1,894,340	$20,611	$—	$—	($70,080)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Brazil	$15,045,099	$—		$—	$15,045,099
Chile	2,296,780	—		—	2,296,780
China	16,312,128	19,546,948		—	35,859,076
India	6,601,632	21,149,041		—	27,750,673
Mexico	8,155,571	—		—	8,155,571
Peru	3,752,121	—		—	3,752,121
Russia	532,675	9,255,812		—	9,788,487
Taiwan	11,336,689	20,519,914		—	31,856,603
Other Countries**	—	64,036,710		—	64,036,710
Total Common Stocks	64,032,695	134,508,425	***	—	198,541,120
Participatory Notes	—	8,072,111		—	8,072,111
High Social Impact Investments	—	1,894,340		90,910	1,985,250
TOTAL	$64,032,695	$144,474,876		$90,910	$208,598,481

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. For certain securities that trade primarily outside the U.S., adjustments to prices due to movements against a specified benchmark that were necessary on June 30, 2017 were not necessary on September 30, 2016. As a result, $7,194,642 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of such securities at the end of the period.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.2%
CAE, Inc.	169,900	2,929,491
Hexcel Corp.	53,053	2,800,668
		5,730,159

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	44,894	3,083,320

Auto Components - 1.3%
Delphi Automotive plc	37,909	3,322,724

Banks - 3.9%
Bank of the Ozarks, Inc.	58,410	2,737,677
First Republic Bank	28,525	2,855,352
Great Western Bancorp, Inc.	46,028	1,878,403
KeyCorp	148,354	2,780,154
		10,251,586

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. *	11,197	1,362,339
Incyte Corp. *	9,576	1,205,714
Vertex Pharmaceuticals, Inc. *	11,300	1,456,231
		4,024,284

Capital Markets - 5.2%
CBOE Holdings, Inc.	48,424	4,425,954
E*Trade Financial Corp. *	75,088	2,855,597
Lazard Ltd., Class A	62,176	2,880,614
S&P Global, Inc.	22,461	3,279,081
		13,441,246

Chemicals - 1.7%
Ecolab, Inc.	20,600	2,734,650
PPG Industries, Inc.	14,469	1,591,011
		4,325,661

Commercial Services & Supplies - 3.0%
Brambles Ltd.	346,000	2,587,245

Brink's Co. (The)	40,600	2,720,200
Deluxe Corp.	37,600	2,602,672
		7,910,117

Communications Equipment - 1.0%
NETGEAR, Inc. *	60,300	2,598,930

Containers & Packaging - 3.1%
Crown Holdings, Inc. *	51,925	3,097,845
Sealed Air Corp.	67,200	3,007,872
WestRock Co.	36,327	2,058,288
		8,164,005

Distributors - 1.0%
LKQ Corp. *	77,351	2,548,715

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. *	51,428	3,970,756
ServiceMaster Global Holdings, Inc. *	71,249	2,792,248
		6,763,004

Electric Utilities - 1.4%
Portland General Electric Co.	80,172	3,663,059

Electrical Equipment - 1.3%
AMETEK, Inc.	57,532	3,484,713

Electronic Equipment & Instruments - 2.3%
Avnet, Inc.	73,728	2,866,545
Dolby Laboratories, Inc., Class A	64,525	3,159,144
		6,025,689

Energy Equipment & Services - 3.9%
Oceaneering International, Inc.	183,581	4,192,990
TechnipFMC plc *	150,502	4,093,654
US Silica Holdings, Inc. (a)	52,700	1,870,323
		10,156,967

Equity Real Estate Investment Trusts (REITs) - 10.0%
AvalonBay Communities, Inc.	19,432	3,734,248
DCT Industrial Trust, Inc.	55,100	2,944,544
Equity Residential	81,600	5,371,728
Extra Space Storage, Inc.	69,182	5,396,196
Mid-America Apartment Communities, Inc.	29,900	3,150,862

National Retail Properties, Inc.	140,492	5,493,237
		26,090,815

Food & Staples Retailing - 1.2%
Performance Food Group Co. *	117,500	3,219,500

Food Products - 2.5%
B&G Foods, Inc. (a)	48,176	1,715,065
McCormick & Co., Inc.	18,100	1,764,931
Pinnacle Foods, Inc.	51,592	3,064,565
		6,544,561

Gas Utilities - 2.6%
Southwest Gas Holdings, Inc.	38,786	2,833,705
UGI Corp.	79,694	3,857,987
		6,691,692

Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. *	89,200	2,472,624
Teleflex, Inc.	17,725	3,682,546
West Pharmaceutical Services, Inc.	29,625	2,800,155
		8,955,325

Health Care Providers & Services - 2.5%
Envision Healthcare Corp. *	29,200	1,829,964
Humana, Inc.	8,441	2,031,074
McKesson Corp.	15,867	2,610,756
		6,471,794

Hotels, Restaurants & Leisure - 0.6%
Dave & Buster's Entertainment, Inc. *	22,100	1,469,871

Household Durables - 1.6%
Newell Brands, Inc.	77,665	4,164,397

Insurance - 4.9%
Alleghany Corp. *	8,146	4,845,241
American Financial Group, Inc.	30,083	2,989,348
First American Financial Corp.	106,971	4,780,534
		12,615,123

Internet Software & Services - 1.7%
Akamai Technologies, Inc. *	34,045	1,695,782
eBay, Inc. *	77,657	2,711,782

		4,407,564

IT Services - 3.6%
Amdocs Ltd.	54,089	3,486,577
Genpact Ltd.	124,500	3,464,835
Leidos Holdings, Inc.	47,100	2,434,599
		9,386,011

Leisure Products - 1.2%
Mattel, Inc.	140,500	3,024,965

Life Sciences - Tools & Services - 0.8%
Cambrex Corp. *	32,900	1,965,775

Machinery - 2.7%
Fortive Corp.	64,417	4,080,817
ITT, Inc.	70,900	2,848,762
		6,929,579

Media - 1.4%
Interpublic Group of Cos., Inc. (The)	150,468	3,701,513

Metals & Mining - 0.9%
Reliance Steel & Aluminum Co.	30,645	2,231,262

Multi-Utilities - 2.2%
CMS Energy Corp.	65,671	3,037,284
Sempra Energy	23,047	2,598,549
		5,635,833

Personal Products - 1.1%
Estee Lauder Cos., Inc. (The), Class A	30,380	2,915,872

Pharmaceuticals - 2.2%
Jazz Pharmaceuticals plc *	21,400	3,327,700
Zoetis, Inc.	38,755	2,417,537
		5,745,237

Professional Services - 1.1%
Dun & Bradstreet Corp. (The)	25,900	2,801,085

Road & Rail - 1.4%
Norfolk Southern Corp.	30,837	3,752,863

Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	67,792	2,800,487
NXP Semiconductors NV *	19,146	2,095,530
PDF Solutions, Inc. *	154,978	2,549,388
Veeco Instruments, Inc. *	84,200	2,344,970
		9,790,375

Software - 3.6%
Blackbaud, Inc.	31,080	2,665,110
Ellie Mae, Inc. *	23,016	2,529,689
Intuit, Inc.	31,615	4,198,788
		9,393,587

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	30,796	3,590,506
Burlington Stores, Inc. *	35,387	3,255,250
Ross Stores, Inc.	56,491	3,261,225
		10,106,981

Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. *	53,600	3,198,312

Total Common Stocks (Cost $247,718,531)		256,704,071

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (b)(c)	2,619,488	2,481,100
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(d)(e)	309,000	275,010
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (b)(d)(e)	398,000	374,120

Total High Social Impact Investments (Cost $3,326,488)		3,130,230

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	1,037,518	1,037,518

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,037,518)		1,037,518

TOTAL INVESTMENTS (Cost $252,082,537) - 100.3%		260,871,819

Other assets and liabilities, net - (0.3%)	(704,316)
NET ASSETS - 100.0%	260,167,503

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $1,010,895 as of June 30, 2017.
(b) Restricted security. Total market value of restricted securities amounts to $3,130,230, which represents 1.2% of the net assets of the Fund as of June 30, 2017.
(c) Affiliated company.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	2,619,488
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	309,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	398,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$252,428,979
Gross unrealized appreciation	$17,898,415
Gross unrealized depreciation	(9,455,575)
Net unrealized appreciation (depreciation)	$8,442,840
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	$1,419,488	$—	($1,419,488)	$—	$—	$722	$—	$—	$39,959
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	1,200,000	—	(1,200,000)	—	—	1,166	—	—	20,160
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	2,619,488	—	2,619,488	2,481,100	21,611	—	—	(138,388)
TOTALS					$2,481,100	$23,499	$—	$—	($78,269)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2	LEVEL 3*	TOTAL
Common Stocks
Consumer Discretionary	$38,300,482	$—	$—	$38,300,482
Consumer Staples	12,679,933	—	—	12,679,933
Energy	10,156,967	—	—	10,156,967
Financials	36,307,955	—	—	36,307,955
Health Care	27,162,415	—	—	27,162,415
Industrials	31,104,591	2,587,245	—	33,691,836
Information Technology	41,602,156	—	—	41,602,156
Materials	14,720,928	—	—	14,720,928
Real Estate	26,090,815	—	—	26,090,815
Utilities	15,990,584	—	—	15,990,584
Total Common Stocks	254,116,826	2,587,245	—	256,704,071
High Social Impact Investments	—	2,481,100	649,130	3,130,230
Short Term Investment of Cash Collateral For Securities Loaned	1,037,518	—	—	1,037,518
TOTAL	$255,154,344	$5,068,345	$649,130	$260,871,819

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented.
There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.5%
Australia - 6.7%
Amaysim Australia Ltd. (a)	871,875	1,045,517
BlueScope Steel Ltd.	39,887	403,818
BWX Ltd. (a)	202,856	917,218
Challenger Ltd.	105,978	1,086,856
GDI Property Group	680,841	536,377
InvoCare Ltd.	87,604	989,726
IOOF Holdings Ltd. (a)	144,291	1,087,067
iSentia Group Ltd. (a)	1,123,753	1,856,490
Mirvac Group	713,755	1,167,162
Super Retail Group Ltd.	243,151	1,532,274
Tox Free Solutions Ltd. (a)	1,172,934	2,163,641
		12,786,146

Austria - 1.2%
ams AG *	20,427	1,325,547
CA Immobilien Anlagen AG	36,015	878,633
		2,204,180

Belgium - 2.1%
Kinepolis Group NV	28,019	1,555,292
Melexis NV	12,935	1,062,147
Warehouses De Pauw CVA	13,892	1,459,891
		4,077,330

Canada - 1.6%
CAE, Inc.	173,829	2,997,237

China - 0.6%
TAL Education Group (ADR)	9,857	1,205,610

Denmark - 0.8%
Topdanmark AS *	45,401	1,449,887

Finland - 1.6%
Amer Sports Oyj *(a)	90,818	2,271,538
Technopolis Oyj	183,283	772,615
		3,044,153

France - 4.6%
Criteo S.A. (ADR) *(a)	21,246	1,042,116
Ipsen S.A.	10,799	1,477,711
Metropole Television S.A.	121,380	2,822,064
Nexity S.A. *	25,753	1,494,680
Rubis SCA	16,406	1,860,808
		8,697,379

Germany - 5.3%
Axel Springer SE (a)	18,541	1,115,260
Brenntag AG	46,267	2,683,214
Carl Zeiss Meditec AG	19,883	1,034,201
Freenet AG	22,737	725,369
Nemetschek SE	11,679	871,239
Norma Group SE	19,304	1,004,249
Rational AG	2,757	1,470,139
Salzgitter AG	10,126	413,249
SNP Schneider-Neureither & Partner AG	17,908	781,737
		10,098,657

Hong Kong - 0.8%
Hysan Development Co. Ltd.	305,890	1,459,827

Ireland - 2.3%
Irish Residential Properties REIT plc	1,023,377	1,589,635
UDG Healthcare plc	245,903	2,773,565
		4,363,200

Israel - 1.9%
Frutarom Industries Ltd.	52,276	3,649,519

Italy - 5.2%
Amplifon SpA	158,908	2,096,971
Banca Generali SpA	46,412	1,384,945
FinecoBank Banca Fineco SpA	203,845	1,606,804
MARR SpA	74,319	1,768,109
Moncler SpA	131,890	3,093,943
		9,950,772

Japan - 28.4%
77 Bank Ltd. (The)	355,768	1,756,172
Ariake Japan Co. Ltd.	29,114	2,028,852
Asahi Co. Ltd.	161,297	1,884,138
Asahi Intecc Co. Ltd.	34,228	1,557,514

Daifuku Co. Ltd.	62,453	1,873,378
Daiichikosho Co. Ltd.	34,263	1,609,379
Dowa Holdings Co. Ltd.	54,063	410,068
Eiken Chemical Co. Ltd.	60,409	1,826,312
FP Corp. (a)	46,717	2,529,717
Fuji Seal International, Inc.	96,497	2,667,761
GMO internet, Inc. (a)	87,311	1,136,741
Heiwa Real Estate REIT, Inc.	1,481	1,151,552
HIS Co. Ltd. (a)	63,463	1,912,759
Japan Hotel REIT Investment Corp. (a)	1,651	1,169,141
LaSalle Logiport REIT	1,242	1,251,340
Like Co. Ltd. (a)	58,000	1,644,255
Morinaga & Co. Ltd.	42,364	2,402,006
Nippon Light Metal Holdings Co. Ltd.	200,246	476,648
Nishi-Nippon Financial Holdings, Inc.	139,819	1,457,778
Nohmi Bosai Ltd.	56,957	819,350
Nomura Co. Ltd.	116,194	2,653,649
Oyo Corp.	80,183	1,128,324
Penta-Ocean Construction Co. Ltd.	210,511	1,199,726
Relia, Inc.	213,580	2,326,136
Sakata INX Corp.	122,703	1,961,110
Sakata Seed Corp.	78,148	2,430,756
Sanden Holdings Corp. *	828,612	2,401,964
Sumco Corp.	120,387	1,749,818
Tokyo Century Corp.	52,757	2,114,481
Tosei Corp.	158,341	1,126,155
UACJ Corp.	154,488	424,326
Yamaha Corp.	32,423	1,122,450
Yokohama Reito Co. Ltd. (a)	195,014	1,840,575
		54,044,331

Luxembourg - 0.2%
APERAM S.A.	8,928	414,578

Netherlands - 4.4%
Aalberts Industries NV	66,333	2,639,539
Core Laboratories NV (a)	8,952	906,569
IMCD Group NV	54,465	2,952,042
Refresco Group NV (b)	88,040	1,795,907
		8,294,057

New Zealand - 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	159,516	1,338,784

Norway - 2.0%
SpareBank 1 SR-Bank ASA	244,049	2,090,074
XXL ASA (b)	175,512	1,688,072
		3,778,146

Singapore - 0.9%
Frasers Centrepoint Trust	783,551	1,217,752
SIIC Environment Holdings Ltd.	1,472,428	556,138
		1,773,890

Spain - 1.0%
Acciona SA	12,707	1,118,761
Hispania Activos Inmobiliarios SOCIMI SA	49,425	817,125
		1,935,886

Sweden - 3.3%
Avanza Bank Holding AB	20,318	887,271
Indutrade AB	113,429	2,600,022
Trelleborg AB, Class B	117,428	2,681,276
		6,168,569

Switzerland - 3.6%
Galenica AG *(b)	7,376	346,147
IWG plc	728,744	3,072,296
Temenos Group AG *	13,832	1,237,453
Vontobel Holding AG	18,930	1,233,263
VZ Holding AG	2,876	923,025
		6,812,184

United Kingdom - 17.4%
Aldermore Group plc *	465,686	1,318,400
Bellway plc	47,058	1,826,085
Bodycote plc	263,745	2,589,029
DS Smith plc	431,681	2,664,267
Grainger plc	346,064	1,185,422
Halma plc	139,956	2,005,617
Hansteen Holdings plc	711,260	1,153,344
Hastings Group Holdings plc (b)	367,046	1,500,627
Hiscox Ltd.	126,182	2,082,260
Inchcape plc	259,869	2,554,474
Melrose Industries plc	929,233	2,934,927
Moneysupermarket.com Group plc	181,862	837,647
Spirax-Sarco Engineering plc	19,056	1,329,017
Spire Healthcare Group plc (b)	336,513	1,422,384

St James's Place plc	102,683	1,582,706
Travis Perkins plc	134,125	2,542,594
Weir Group plc (The)	57,486	1,297,449
WH Smith plc	103,057	2,300,383
		33,126,632

United States - 0.9%
Oceaneering International, Inc.	74,652	1,705,052

Total Common Stocks (Cost $164,912,833)		185,376,006

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (c)(d)	1,000,000	947,170
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(e)(f)	111,000	98,790
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (c)(e)(f)	142,000	133,480

Total High Social Impact Investments (Cost $1,253,000)		1,179,440

TIME DEPOSIT - 1.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	2,920,543	2,920,543

Total Time Deposit (Cost $2,920,543)		2,920,543

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	9,842,487	9,842,487

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,842,487)		9,842,487

TOTAL INVESTMENTS (Cost $178,928,863) - 104.9%		199,318,476
Other assets and liabilities, net - (4.9%)		(9,255,856)
NET ASSETS - 100.0%		190,062,620

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $9,370,189 as of June 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $6,753,137, which represents 3.6% of the net assets of the Fund as of June 30, 2017.

(c) Restricted security. Total market value of restricted securities amounts to $1,179,440, which represents 0.6% of the net assets of the Fund as of June 30, 2017.
(d) Affiliated company.
(e) For fair value measurement disclosure purposes, security is categorized as Level 3.
(f) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

At June 30, 2017, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Industrials	24.2%
Consumer Discretionary	16.8%
Financials	12.4%
Real Estate	9.7%
Materials	8.5%
Information Technology	7.8%
Health Care	7.3%
Consumer Staples	7.0%
Utilities	1.9%
Time Deposit	1.5%
Energy	1.4%
Telecommunication Services	0.9%
High Social Impact Investments	0.6%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Abbreviations:
ADR:	American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	1,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	142,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$179,911,619
Gross unrealized appreciation	$21,818,013
Gross unrealized depreciation	(2,411,156)
Net unrealized appreciation (depreciation)	$19,406,857
Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.50%, 3/18/17	$1,000,000	$—	($1,000,000)	$—	$—	$972	$—	$—	$16,800
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	1,000,000	—	1,000,000	947,170	9,917	—	—	(52,830)
TOTALS					$947,170	$10,889	$—	$—	($36,030)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Australia	$2,700,017	$10,086,129		$—	$12,786,146
Austria	878,633	1,325,547		—	2,204,180
Belgium	1,555,292	2,522,038		—	4,077,330
Canada	2,997,237	—		—	2,997,237
China	1,205,610	—		—	1,205,610
France	1,042,116	7,655,263		—	8,697,379
Germany	781,737	9,316,920		—	10,098,657
Ireland	1,589,635	2,773,565		—	4,363,200
Netherlands	3,858,611	4,435,446		—	8,294,057
Norway	2,090,074	1,688,072		—	3,778,146
Singapore	556,138	1,217,752		—	1,773,890
Spain	817,125	1,118,761		—	1,935,886
Sweden	887,271	5,281,298		—	6,168,569
Switzerland	1,269,172	5,543,012		—	6,812,184
United Kingdom	8,856,580	24,270,052		—	33,126,632
United States	1,705,052	—		—	1,705,052
Other Countries**	—	75,351,851		—	75,351,851
Total Common Stocks	$32,790,300	$152,585,706	***	$—	$185,376,006
High Social Impact Investments	—	947,170		232,270	1,179,440
Time Deposit	—	2,920,543		—	2,920,543
Short Term Investment of Cash Collateral for Securities Loaned	9,842,487	—		—	9,842,487
TOTAL	$42,632,787	$156,453,419		$232,270	$199,318,476

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 95.4%
Australia - 6.4%
Brambles Ltd.	694,820	5,195,577
Challenger Ltd.	333,251	3,417,649
Commonwealth Bank of Australia (a)	97,651	6,212,191
		14,825,417

Belgium - 3.0%
KBC Groep NV	56,212	4,261,937
UCB SA	37,737	2,595,410
		6,857,347

Canada - 2.6%
CAE, Inc.	343,024	5,914,572

China - 1.2%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	549,423	2,694,802

Denmark - 5.6%
Novo Nordisk A/S, Class B	138,455	5,949,035
Novozymes A/S, Class B	74,043	3,239,314
Pandora A/S	39,536	3,689,682
		12,878,031

France - 3.6%
Kering	9,882	3,364,937
Legrand SA	72,599	5,073,319
		8,438,256

Germany - 5.0%
Brenntag AG	57,660	3,343,941
Continental AG	17,836	3,858,457
SAP SE	41,700	4,364,795
		11,567,193

Hong Kong - 2.1%
Samsonite International SA	1,150,131	4,805,012

Ireland - 1.9%
Shire plc	81,412	4,488,970

Japan - 20.1%
Don Quijote Holdings Co. Ltd.	117,500	4,464,390
Kao Corp.	57,841	3,439,128
Komatsu Ltd.	206,402	5,297,809
MISUMI Group, Inc.	154,867	3,549,495
Mitsubishi Estate Co. Ltd.	240,637	4,498,179
Mitsubishi UFJ Financial Group, Inc.	946,435	6,383,745
Nippon Telegraph & Telephone Corp.	130,147	6,143,468
Santen Pharmaceutical Co. Ltd.	277,792	3,773,281
Seven & I Holdings Co. Ltd.	97,417	4,019,858
Shionogi & Co. Ltd.	47,800	2,665,227
Sumco Corp. (a)	166,015	2,413,018
		46,647,598

Netherlands - 4.3%
ASML Holding NV	38,492	5,017,534
ING Groep NV	293,519	5,066,947
		10,084,481

Singapore - 1.6%
DBS Group Holdings Ltd.	250,828	3,775,154

South Africa - 1.0%
Aspen Pharmacare Holdings Ltd.	53,562	1,175,273
Naspers Ltd., Class N	6,213	1,223,543
		2,398,816

Spain - 4.3%
Iberdrola SA	781,326	6,191,551
Industria de Diseno Textil SA	98,430	3,780,201
		9,971,752

Sweden - 3.5%
Assa Abloy AB, Class B	198,724	4,380,167
Swedbank AB, Class A	156,139	3,810,703
		8,190,870

Switzerland - 8.8%
Credit Suisse Group AG *	365,878	5,323,887
Nestle SA	111,798	9,750,759
Roche Holding AG	20,585	5,259,773

		20,334,419

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	111,227	3,888,496

United Kingdom - 17.9%
Ashtead Group plc	148,750	3,078,026
Aviva plc	450,165	3,087,846
ConvaTec Group plc *(b)	740,294	3,077,713
Melrose Industries plc	1,143,941	3,613,069
Prudential plc	272,205	6,248,126
St James's Place plc	343,277	5,291,107
Unilever plc	143,589	7,770,730
Weir Group plc (The)	161,242	3,639,203
WPP plc	275,799	5,807,407
		41,613,227

United States - 0.8%
Oceaneering International, Inc.	80,395	1,836,222

Total Common Stocks (Cost $203,092,288)		221,210,635

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A *(c)(d)	582,574	—
Series B *(c)(d)	40,523	—
FINAE, Series D *(c)(d)	2,597,442	213,248
		213,248

Total Preferred Stocks (Cost $521,381)		213,248

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.5%
Africa Renewable Energy Fund LP *(c)(d)		559,267
BFSE Holding, BV LP *(c)(d)		180,117
Blackstone Clean Technology Partners LP *(c)(d)		11,945
China Environment Fund 2004 LP *(c)(d)		3,795
Emerald Sustainability Fund I LP *(c)(d)		124,022
gNet Defta Development Holding LLC *(c)(d)(e)		283,903
SEAF Central and Eastern European Growth Fund LLC *(c)(d)(e)		54,063
SEAF India International Growth Fund LP *(c)(d)		26,613

Total Venture Capital Limited Partnership Interest (Cost $2,520,113)		1,243,725

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%
AFIG LLC, 6.00%, 10/17/17 (c)(d)	450,953	543,299
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (c)(d)(f)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $520,953)		595,799

HIGH SOCIAL IMPACT INVESTMENTS - 2.0%
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19 (c)(e)	4,431,583	4,197,462
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(g)	220,000	195,800
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(g)	283,000	266,020

Total High Social Impact Investments (Cost $4,934,583)		4,659,282

		VALUE ($)
OTHER - 0.0%
Powerspan Corp., Contingent Deferred Distribution *(c)(d)		—

Total Other (Cost $—)		—

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	3,882,680	3,882,680

Total Time Deposit (Cost $3,882,680)		3,882,680

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	683,706	683,706

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $683,706)		683,706

TOTAL INVESTMENTS (Cost $216,155,704) - 100.3%	232,489,075
Other assets and liabilities, net - (0.3%)	(649,211)
NET ASSETS - 100.0%	231,839,864

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $649,034 as of June 30, 2017.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,077,713, which represents 1.3% of the net assets of the Fund as of June 30, 2017.

(c) Restricted security. Total market value of restricted securities amounts to $6,712,054, which represents 2.9% of the net assets of the Fund as of June 30, 2017.
(d) For fair value measurement disclosure purposes, security is categorized as Level 3.
(e) Affiliated company.
(f) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on March 14, 2018 with 1% to be paid annually and the remaining interest due at maturity. This security is currently accruing at 1%.

(g) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2017.

Abbreviations:
ADR:	American Depositary Receipt

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS*
Financials	22.8%
Industrials	19.7%
Consumer Discretionary	13.4%
Health Care	12.5%
Consumer Staples	10.8%
Information Technology	6.8%
Utilities	2.7%
Telecommunication Services	2.7%
High Social Impact Investments	2.0%
Real Estate	1.9%
Time Deposit	1.7%
Materials	1.4%
Energy	0.8%
Venture Capital Limited Partnership Interest	0.5%
Venture Capital	0.3%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
AFIG LLC, 6.00%, 10/17/17	10/11/12	450,953
Africa Renewable Energy Fund LP	4/17/14-3/6/17	635,688
BFSE Holding, BV LP	1/12/06-6/1/17	614,577
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	425,186
FINAE, Series D	2/28/11-11/16/15	252,686
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	283,000
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	155,418
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$217,111,797
Gross unrealized appreciation	$22,420,349
Gross unrealized depreciation	(7,043,071)
Net unrealized appreciation (depreciation)	$15,377,278
The Fund invests a portion of its assets designated for high social impact investments in notes issued by the Calvert Social Investment Foundation (the “Foundation”) pursuant to an exemptive order granted by the U.S. Securities and Exchange Commission (the “SEC”). The Fund relies on exemptive relief to invest in the notes because the Fund’s investments in the notes may be considered prohibited transactions between affiliated persons under the 1940 Act. The Foundation may be considered an affiliated person of the Calvert Funds based on the overlap between the Foundation’s Board of Directors and the Funds’ Directors/Trustees and other potential affiliations. The Foundation has licensed use of the Calvert name from the Adviser, and the Adviser’s President and Chief Executive Officer serves on the Foundation Board. The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.
In addition, an affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. Transactions in affiliated companies for the fiscal year to date ended June 30, 2017 were as follows:

Name of Affiliated Company	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change In Unrealized Appreciation (Depreciation)
Calvert Social Investment Foundation, Community Investment Notes, 0.25%, 7/1/17	$4,431,583	$—	($4,431,583)	$—	$—	$2,255	$—	$—	$124,749
Calvert Social Investment Foundation, Community Investment Notes, 1.50%, 12/16/19	—	4,431,583	—	4,431,583	4,197,462	17,911	—	—	(234,121)
gNet Defta Development Holding LLC	—	—	—	—	283,903	—	—	—	(16,113)
SEAF Central and Eastern European Growth Fund LLC	—	—	(130,377)	—	54,063	—	—	—	(79,608)
TOTALS					$4,535,428	$20,166	$—	$—	($205.0930)
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Canada	$5,914,572	$—		$—	$5,914,572
Taiwan	3,888,496	—		—	3,888,496
United Kingdom	6,690,782	34,922,445		—	41,613,227
United States	1,836,222	—		—	1,836,222
Other Countries**		167,958,118		—	167,958,118
Total Common Stocks	18,330,072	202,880,563	***	—	221,210,635
Preferred Stocks - Venture Capital	—	—		213,248	213,248
Venture Capital Limited Partnership Interest	—	—		1,243,725	1,243,725
Venture Capital Debt Obligations	—	—		595,799	595,799
High Social Impact Investments	—	4,197,462		461,820	4,659,282
Other	—	—		—	—
Time Deposit	—	3,882,680		—	3,882,680
Short Term Investment of Cash Collateral for Securities Loaned	683,706	—		—	683,706
TOTAL	$19,013,778	$210,960,705		$2,514,592	$232,489,075

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** For further breakdown of equity securities by country, please refer to the Schedule of Investments.
*** Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 25, 2017